UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2015

Date of reporting period: 8/31/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds, for the period ended August 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the
360 Funds

SEMI-ANNUAL REPORT
August 31, 2014

Investment Adviser

Stringer Asset Management, LLC
6000 Poplar Avenue, Suite 250
Memphis, TN 38119

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	3
STATEMENT OF OPERATIONS	4
STATEMENT OF CHANGES IN NET ASSETS	5
FINANCIAL HIGHLIGHTS	6
NOTES TO FINANCIAL STATEMENTS	9
ADDITIONAL INFORMATION	15
INFORMATION ABOUT YOUR FUND’S EXPENSES	16

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
INVESTMENT HIGHLIGHTS
August 31, 2014 (Unaudited)

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2014 and are subject to change.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 95.61%

EQUITY FUNDS - 95.61%
Alerian MLP ETF	67,172	$1,297,091
First Trust Europe AlphaDEX Fund	79,795	2,602,913
First Trust Multi Cap Value AlphaDEX Fund	81,442	3,889,670
First Trust NASDAQ-100 Technology Index Fund	39,538	1,636,083
Guggenheim S&P 500 Equal Weight Energy ETF	17,652	1,607,391
IQ Merger Arbitrage ETF	46,030	1,269,507
iShares MSCI All Country World Minimum Volatility ETF	28,329	1,929,488
iShares U.S. Healthcare ETF	12,281	1,653,023
SPDR S&P Emerging Asia Pacific ETF	18,100	1,600,221
SPDR S&P Transportation ETF	17,182	1,618,373
Vanguard FTSE All-World ex-US ETF	104,606	5,443,696
Vanguard Growth ETF	25,549	2,601,910
Vanguard Value ETF	50,878	4,209,137
		31,358,503

TOTAL EXCHANGE-TRADED FUNDS (Cost $29,129,783)		31,358,503

SHORT TERM INVESTMENTS - 4.53%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $1,486,805)	1,486,805	1,486,805

TOTAL INVESTMENTS (Cost $30,616,588) - 100.14%		$32,845,308
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.14)%		(47,156)
NET ASSETS - 100%		$32,798,152

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014 (Unaudited)

Assets:
Investments, at value (identified cost $30,616,588)	$32,845,308
Receivables:
Interest	15
Fund shares sold	1,491
Prepaid expenses	9,851
Total assets	32,856,665

Liabilities:
Payables:
Due to advisor	24,040
Accrued distribution (12b-1) fees	12,112
Due to administrator	8,135
Accrued expenses	14,226
Total liabilities	58,513
Net Assets	$32,798,152

Sources of Net Assets:
Paid-in capital	$30,206,254
Accumulated net realized gain on investments	359,448
Accumulated net investment income	3,730
Net unrealized appreciation on investments	2,228,720
Total Net Assets (Unlimited shares of beneficial interest authorized)	$32,798,152

Class A Shares:
Net assets applicable to 1,258,034 shares outstanding	$14,890,079
Net Asset Value Per Share	$11.84

Maximum Offering Price Per Share (a)	$12.53

Minimum Redemption Price Per Share (b)	$11.78

Class C Shares:
Net assets applicable to 969,777 shares outstanding	$11,380,770
Net Asset Value and Offering Price Per Share	$11.74

Minimum Redemption Price Per Share (c)	$11.62

Institutional Class Shares:
Net assets applicable to 549,985 shares outstanding	$6,527,303
Net Asset Value, Offering and Redemption Price Per Share	$11.87

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
STATEMENT OF OPERATIONS
August 31, 2014 (Unaudited)

For the Six Month Period Ended February 28, 2014

Investment income:
Dividends	$306,182
Interest	118
Total investment income	306,300

Expenses:
Management fees (Note 5)	131,930
Distribution (12b-1) fees - Class A	15,432
Distribution (12b-1) fees - Class C	49,137
Accounting and transfer agent fees and expenses	41,500
Registration and filing fees	9,916
Custodian fees	8,067
Audit fees	7,058
Miscellaneous	6,782
Trustee fees and expenses	2,269
Legal fees	1,800
Pricing fees	605
Reports to shareholders	252
Insurance	89
Total expenses	274,837
Less: fees waived and expenses absorbed	(15,843)
Net expenses	258,994

Net investment income	47,306

Realized and unrealized gain:
Net realized gain on:
Investments	233,540
Net realized gain on investments	233,540

Net change in unrealized appreciation on:
Investments	718,181
Net change in unrealized appreciation	718,181

Net gain on investments	951,721

Net increase in net assets resulting from operations	$999,027

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	For the Six Month Period Ended August 31, 2014	For the Period Ended February 28, 2014 (a)

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment gain	$47,306	$8,711
Net realized gain on investments	233,540	164,509
Net unrealized appreciation on investments	718,181	1,510,539
Net increase in net assets resulting from operations	999,027	1,683,759

Distributions to shareholders from:
Net investment income - Class A	-	(32,965)
Net investment income - Class C	-	(6,655)
Net investment income - Institutional Class	-	(12,667)
Net realized capital gains - Class A	-	(19,919)
Net realized capital gains - Class C	-	(12,615)
Net realized capital gains - Institutional Class	-	(6,067)
	-	(90,888)
Capital share transactions (Note 3):
Increase in net assets from capital share transactions	8,886,509	21,319,745

Increase in net assets	9,885,536	22,912,616

Net Assets:
Beginning of period	22,912,616	-

End of period	$32,798,152	$22,912,616
Accumulated net investment income (loss)	$3,730	$(43,576)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A
	For the Six		For the
	Month		Period Ended
	Period Ended August 31, 2014		February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.42		$10.00

Investment Operations:
Net investment income	0.03		0.02
Net realized and unrealized gain on investments	0.39		1.46
Total from investment operations	0.42		1.48

Distributions:
From net investment income	-		(0.04)
From net realized capital gains	-		(0.02)
Total distributions	-		(0.06)

Net Asset Value, End of Period	$11.84		$11.42

Total Return (b)	3.68%	(c)	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,890		$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.76%	(d)	2.40%	(d)
After fees waived and expenses absorbed (e)	1.65%	(d)	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.44%	(d)	(0.48)%	(d)
After fees waived and expenses absorbed (e)	0.55%	(d)	0.27%	(d)

Portfolio turnover rate	41%	(c)	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class C
	For the Six		For the
	Month		Period Ended
	Period Ended August 31, 2014		February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.37		$10.00

Investment Operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain on investments	0.38		1.42
Total from investment operations	0.37		1.40

Distributions:
From net investment income	-		(0.01)
From net realized capital gains	-		(0.02)
Total distributions	-		(0.03)

Net Asset Value, End of Period	$11.74		$11.37

Total Return (b)	3.25%	(c)	14.06%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11,381		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.51%	(d)	3.15%	(d)
After fees waived and expenses absorbed (e)	2.40%	(d)	2.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.31)%	(d)	(1.23)%	(d)
After fees waived and expenses absorbed (e)	(0.20)%	(d)	(0.48)%	(d)

Portfolio turnover rate	41%	(c)	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Six		For the
	Month		Period Ended
	Period Ended August 31, 2014		February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.44		$10.00

Investment Operations:
Net investment income	0.04		0.04
Net realized and unrealized gain on investments	0.39		1.47
Total from investment operations	0.43		1.51

Distributions:
From net investment income	-		(0.05)
From net realized capital gains	-		(0.02)
Total distributions	-		(0.07)

Net Asset Value, End of Period	$11.87		$11.44

Total Return (b)	3.76%	(c)	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$6,527		$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.51%	(d)	2.15%	(d)
After fees waived and expenses absorbed (e)	1.40%	(d)	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.69%	(d)	(0.23)%	(d)
After fees waived and expenses absorbed (e)	0.80%	(d)	0.52%	(d)

Portfolio turnover rate	41%	(c)	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

a)         Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

c)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 As of and during the six month period ended August 31, 2014, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended August 31, 2014, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax year ended 2014) and has concluded that no provision for income tax is required in these financial statements.

d)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h)        Redemption fees – Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. No redemption fees were paid to the Fund during the six month period ended August 31, 2014. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. CDSC Fees of $2,501 were paid to the Distributor during the six month period ended August 31, 2014.

2.         SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2014.

Stringer Growth Fund Financial Instruments – Assets Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$31,358,502	$-	$31,358,502
Money Market Funds	1,486,805	-	1,486,805
Totals	$32,845,307	$-	$32,845,307

(1)
As of and the six month period ended August 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the six month period ended August 31, 2014. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended August 31, 2014, no securities were fair valued.

3.         CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Stringer Growth Fund for the six month period ended August 31, 2014 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	471,024	(171,073)	-	299,951
Value	$5,454,989	$(1,956,164)	$-	$3,498,825
Class C
Shares	331,874	(28,235)	-	303,639
Value	$3,803,771	$(324,546)	-	$3,479,225
Institutional Class
Shares	213,099	(47,841)	-	165,258
Value	$2,467,646	$(559,187)	-	$1,908,459

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

3.         CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Stringer Growth Fund for the period since inception from March 27, 2013 through February 28, 2014 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	1,034,640	(81,134)	4,577	958,083
Value	$10,973,215	$(885,299)	$51,442	$10,139,358
Class C
Shares	408,512	(25,314)	1,529	384,727
Value	$4,376,564	$(276,151)	17,201	$4,117,614
Institutional Class
Shares	677,540	(12,828)	1,426	666,138
Value	$7,188,173	$(141,370)	15,970	$7,062,773

4.         INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Stringer Growth Fund were as follows:

Purchases	Sales
$18,697,549	$10,511,421

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets. For the six month period ended August 31, 2014, the Adviser earned $131,930 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Fund through at least April 30, 2014. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the six month period ended August 31, 2014, the Adviser waived advisory fees of $15,843.

If, at any time, the annualized expenses of Fund are less than the annualized expense ratios, the Trust, on behalf of Fund, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of the Fund to exceed the annualized expense ratios. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund are $75,089 and $15,843, and can be recouped no later than February 28, 2017, and February 28, 2018, respectively.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2014, M3Sixty earned $41,500, including out of pocket expenses with $8,135 remaining payable at August 31, 2014.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the six month period ended August 31, 2014, the Fund accrued $15,432 in 12b-1 expenses attributable to Class A shares. For the six month period ended August 31, 2014, the Fund accrued $49,137 in 12b-1 expenses attributable to Class C shares.

6.         TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 30,621,971	$ 2,281,452	$ (58,115)	$ 2,223,337

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

During the six month period ended August 31, 2014, no distributions were paid by the Fund. During the period since inception from March 27, 2013 through February 28, 2014, the Fund distributed $90,888 of ordinary income.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2014, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$ 133,500	$ (43,576)	$ 1,502,947	$ 1,592,871

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

6.         TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2014, the Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ -	$ 43,576	$ -

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2014, the Fund had no capital loss carryforwards for federal income tax purposes.

7.         COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.         SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.         RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014- 11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

Stringer Funds	SEMI-ANNUAL REPORT

Stringer Growth Fund
ADDITIONAL INFORMATION
August 31, 2014 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the Stringer Growth Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Growth Fund Paid to Trustees2
Independent Trustees
Art Falk	$875	None	None	$875
Thomas Krausz	$875	None	None	$875
Tom M. Wirtshafter	$875	None	None	$875
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None

1	Each of the Trustees serves as a Trustee to the thirteen Funds of the Trust.
2	Figures are for the six month period ended August 31, 2014.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/14 through 08/31/14

	Beginning Account Value (03/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2014)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+3.68%)	$1,000.00	1.65%	$1,036.78	$8.47
Class C (+3.25%)	$1,000.00	2.40%	$1,032.54	$12.30
Institutional Class (+3.76%)	$1,000.00	1.40%	$1,037.59	$7.19
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.90	$8.39
Class C	$1,000.00	2.40%	$1,013.10	$12.18
Institutional Class	$1,000.00	1.40%	$1,018.10	$7.12

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 1, 2014 for the Fund were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.78%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.03%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.53%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.78%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.53%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.78%
* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2015.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2014 were 1.76%, 2.51% and 1.51% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period since ended August 31, 2014.

 360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
6000 Poplar Avenue
Suite 250
Memphis, TN 38119

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randall K. Linscott	/s/ Randall K. Linscott
President,
Date: November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: Randall K. Linscott	/s/ Randall K. Linscott
President
Date: November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: November 3, 2014